Income taxes - Reconciliation of Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal rate	21.00%	21.00%	21.00%
State and local income taxes, net of federal income tax benefit	1.80%	0.90%	2.10%
Foreign operations	1.50%	2.40%	0.50%
Tax credits	(4.10%)	(3.20%)	(3.30%)
Tax-exempt income	(1.00%)	(0.70%)	(0.80%)
Federal Deposit Insurance Corporation (“FDIC”) assessment	0.30%	0.20%	0.50%
Stock compensation	0.00%	(0.40%)	(0.60%)
U.S. tax legislation	0	0	(0.017)
Other – net	(0.70%)	(0.20%)	0.40%
Effective tax rate	18.80%	20.00%	18.10%